Explanatory notes to the consolidated statements of cash flows - additional information (Details) $ in Millions				1 Months Ended								12 Months Ended
	Dec. 15, 2016 EUR (€)	Mar. 15, 2016 EUR (€)	Mar. 15, 2016 USD ($)	Jul. 31, 2018 EUR (€)	Mar. 31, 2018 EUR (€)	Nov. 30, 2017 EUR (€)	Nov. 30, 2017 CHF (SFr)	Jun. 30, 2017 EUR (€)	Mar. 31, 2017 EUR (€)	Nov. 30, 2016 EUR (€)	Nov. 30, 2016 CHF (SFr)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 CHF (SFr)	Dec. 02, 2016 EUR (€)
Disclosure of other provisions [line items]
Increase (decrease) in working capital												€ (1,106,000,000)
Other non-cash items												129,000,000		€ (197,000,000)		€ 87,000,000
Investments accounted for using equity method, revaluation												240,000,000		400,000,000
Adjustments for decrease (increase) in inventories												1,399,000,000		(1,596,000,000)		(494,000,000)
Increase in trade payables												(1,240,000,000)		937,000,000		729,000,000
Change in provisions												913,000,000		545,000,000		1,453,000,000
Charge recognized for U.S. diesel emission matters												748,000,000
Warranty and recall expense, recall of airbag inflators												114,000,000		102,000,000		414,000,000
Adjustments for deferred tax expense												457,000,000		1,075,000,000		435,000,000
Cash flows from operating activities - discontinued operations												484,000,000		705,000,000		682,000,000
Net change in other receivables and payables												(1,284,000,000)		277,000,000		280,000,000
Cash flows from (used in) financing activities												(2,785,000,000)		(4,473,000,000)		(5,127,000,000)
Warranty And Recall Expense, Contested With Supplier												(50,000,000)				132,000,000
Issuance of notes												0		0		1,250,000,000
Proceeds of other long-term debt												935,000,000		811,000,000		1,309,000,000
Interest paid												1,024,000,000		1,190,000,000		1,676,000,000
Interest received												308,000,000		299,000,000		370,000,000
Income taxes paid (refund)												750,000,000		533,000,000		622,000,000
Cash flows from (used in) operating activities												9,948,000,000		10,385,000,000		10,594,000,000
Net profit from continuing operations												3,330,000,000		3,291,000,000		1,713,000,000
Amortization and depreciation												5,507,000,000		5,474,000,000		5,549,000,000
FCA US Tranche B Term Loan Due 2018
Disclosure of other provisions [line items]
Repayments of borrowings		€ 641,000,000	$ 712									893,000,000	$ 1,009
Medium Term Note Due March 15, 2018
Disclosure of other provisions [line items]
Extinguishment of debt principal amount					€ 1,250,000,000							1,250,000,000
Face amount												1,250,000,000
Medium Term Note Due July 9, 2018
Disclosure of other provisions [line items]
Extinguishment of debt principal amount				€ 600,000,000								600,000,000
Face amount												600,000,000
Other long-term debt
Disclosure of other provisions [line items]
Repayments of borrowings												889,000,000				4,605,000,000
FCA US Tranche B Term loan due 2017
Disclosure of other provisions [line items]
Repayments of borrowings		1,159,000,000	1,288											1,721,000,000	$ 1,826
Medium Term Note Due March 23, 2017 [Member]
Disclosure of other provisions [line items]
Extinguishment of debt principal amount									€ 850,000,000					850,000,000
Medium Term Note Due June 12, 2017
Disclosure of other provisions [line items]
Extinguishment of debt principal amount								€ 1,000,000,000						1,000,000,000
Medium Term Note Due November 22, 2017
Disclosure of other provisions [line items]
Extinguishment of debt principal amount						€ 385,000,000	SFr 450,000,000
Face amount												385,000,000					SFr 450,000,000
FCA Trance B Term Loans
Disclosure of other provisions [line items]
Repayments of borrowings		€ 1,800,000,000	$ 2,000
Mandatory Convertible Securities
Disclosure of other provisions [line items]
Repayments of borrowings	€ 213,000,000
Other long-term debt matured
Disclosure of other provisions [line items]
Repayments of borrowings																2,605,000,000
Medium Term Note Due November 23, 2016
Disclosure of other provisions [line items]
Repayments of borrowings																2,000,000,000
Extinguishment of debt principal amount										€ 373,000,000	SFr 400,000,000
European Investment Bank Maturing, 250 Million Facility
Disclosure of other provisions [line items]
Face amount																		€ 250,000,000
Warranty provision, recall of airbag inflators
Disclosure of other provisions [line items]
Warranty and recall expense, recall of airbag inflators																414,000,000
Warranty provision, contested with supplier
Disclosure of other provisions [line items]
Warranty and recall expense, recall of airbag inflators																132,000,000
NAFTA
Disclosure of other provisions [line items]
Impairment loss												16,000,000
Warranty and recall expense, recall of airbag inflators														29,000,000
Non-current assets with definite useful lives
Disclosure of other provisions [line items]
Impairment loss												€ 297,000,000		€ 219,000,000		€ 177,000,000